Income Taxes - Schedule of Components of Income Taxes Expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Current:
Federal
State
Foreign
Total current income taxes expense
Deferred:
Federal	(33,734,201)	(1,428,756)	(665,382)
State	(11,421,436)	(483,736)	(225,279)
Foreign	(26,757)	(163,087)	(98,604)
Total deferred income taxes (benefit)	(45,182,394)	(2,075,579)	(989,265)
Change in valuation allowance	45,182,394	2,075,579	989,265
Total income taxes expense